RELATED PARTY TRANSACTIONS - Repurchase Agreements and Securities Trading (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Repurchase Agreements
Related Party Transaction [Line Items]
Amount of related party transactions	$ 1,200.0
Reverse Repurchase Agreement
Related Party Transaction [Line Items]
Amount of related party transactions	$ 21.5